Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Sales	$ 238,685	$ 33,765
Cost of sales	200,853
Net revenue	37,832	33,765
Operating expenses:
General and administrative	2,415,749	2,666,651
Rent	89,524	72,417
Salaries and Wages	2,060,237	2,292,849
Stock Compensation		43,704,900
Professional services	1,358,185	2,044,001
General and administrative	5,923,695	50,780,818
Research and development	190,855	407,874
Facility operations	1,936,296	1,097,745
Depreciation	1,795,427	1,307,038
Amortization	1,470,000	881,500
Total operating expenses	11,316,273	54,474,975
Net loss from operations	(11,278,441)	(54,441,210)
Other income (expense):
Amortization of debt discount	(5,019,883)	(2,616,364)
Financing costs		(1,904,074)
Change in fair value of derivative liability	811,000	(116,000)
Change in fair value of warrant liability	3,568,000	1,987,000
Change in fair value of restructured notes	(2,842,132)
Forgiveness of PPP loan		103,200
Gain on Vero Blue note settlement		815,943
Gain on extinguishment of debt	2,383,088
Extension fee	(575,100)
Gain on settlement of accrued expenses	124,202
Legal Settlement		(29,400,000)
Loss due to fire	(869,379)
Total other expense, net	(4,709,579)	(31,856,538)
Loss before income taxes	(15,988,020)	(86,297,748)
Provision for income taxes
Net loss	(15,988,020)	(86,297,748)
Amortization of beneficial conversion feature on Preferred shares	(212,048)	(3,349,198)
Accretion on Preferred shares	(755,333)	(337,834)
Redemption and exchange of Series D Preferred shares		(5,792,947)
Dividends	(541,868)	(575,029)
Net loss available for common stockholders	$ (17,497,269)	$ (96,352,756)
LOSS PER SHARE (Basic)	$ (0.02)	$ (0.16)
LOSS PER SHARE (Diluted)	$ (0.02)	$ (0.16)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	748,525,497	619,123,768
WEIGHTED AVERAGE SHARES OUTSTANDING (Diluted)	748,525,497	619,123,768
Nonrelated Party [Member]
Other income (expense):
Interest expense	$ (2,273,353)	$ (726,243)
Related Party [Member]
Other income (expense):
Interest expense	$ (16,022)